PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of March 31, 2015 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
1,941,000	Compass Minerals International Inc. Ω		180,920,610
2,858,089	Praxair Inc.		345,085,666
		4.4%	526,006,276

	Communications Equipment
5,607,927	QUALCOMM Inc.	3.2%	388,853,658

	Computers
2,500,000	Apple Inc.	2.6%	311,075,000

	Consulting Services
2,153,000	Accenture plc, Class A	1.7%	201,714,570

	Cosmetics & Personal Care
4,200,000	Procter & Gamble Co.	2.9%	344,148,000

	Financial Services
9,743,778	Charles Schwab Corp.		296,600,602
2,750,000	MasterCard Inc., Class A		237,572,500
		4.5%	534,173,102

	Food Products
2,500,000	McCormick & Co.		192,775,000
9,395,000	Mondelez International Inc.		339,065,550
2,750,000	PepsiCo Inc.		262,955,000
7,864,354	Sysco Corp.		296,722,076
		9.1%	1,091,517,626

	Health Care Products
2,000,000	Perrigo Co. plc	2.7%	331,100,000

	Home Products
1,220,000	WD-40 Co. Ω	0.9%	108,018,800

	Industrial Manufacturing
6,475,000	Pentair plc		407,212,750
8,500,000	Xylem Inc.		297,670,000
		5.9%	704,882,750

	Insurance
3,460,000	Verisk Analytics Inc., Class A θ	2.1%	247,044,000

	Internet
5,711,000	eBay Inc. θ		329,410,480
225,000	Google Inc., Class A θ		124,807,500
665,000	Google Inc., Class C θ		364,420,000
		6.7%	818,637,980

	Medical Equipment
4,800,000	Patterson Companies Inc.		234,192,000
239,470	Teleflex Inc.		28,935,160
		2.1%	263,127,160

	Natural Gas
3,000,000	Energen Corp.		198,000,000
9,000,000	MDU Resources Group Inc.		192,060,000
2,300,000	Northwest Natural Gas Co. Ω		110,285,000
		4.1%	500,345,000

	Oil & Gas
6,625,000	National Oilwell Varco Inc.	2.8%	331,183,750

	Pharmaceuticals
1,781,152	Actavis plc θ		530,106,458
3,850,000	Gilead Sciences Inc. θ		377,800,500
2,450,000	Novartis AG (ADR)		241,594,500
		9.5%	1,149,501,458

	Real Estate Investment Trusts
9,993,000	Iron Mountain Inc.	3.0%	364,544,640

	Retail
3,529,000	CVS Health Corp.	3.0%	364,228,090

	Semiconductor Capital Equipment
12,100,000	Applied Materials Inc.	2.3%	272,976,000

	Services
7,475,805	Thomson Reuters Corp.	2.5%	303,218,651

	Telecommunications Equipment
7,315,265	Motorola Solutions Inc.	4.1%	487,708,718

	Telecommunications Provider
12,028,340	Shaw Communications Inc. λ	2.2%	269,795,666

	Transportation
6,183,578	Expeditors International of Washington Inc.		297,924,788
3,808,270	United Parcel Service Inc.		369,173,694
		5.6%	667,098,482

	Utility & Power Distribution
2,500,000	AGL Resources Inc.		124,125,000
9,053,685	Questar Corp. Ω		216,020,925
		2.8%	340,145,925

	Waste Management
4,400,000	Waste Management Inc.	2.0%	238,612,000

	Total investment in equities
	(cost $8,631,453,807)	92.7%	11,159,657,302

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Certificates of Deposit α
250,000	Community Bank of the Bay 0.30%, matures 07/15/2015		247,124
250,000	Community Trust Credit Union 0.55%, matures 10/15/2015		244,603
250,000	Urban Partnership Bank 0.30%, matures 09/24/2015		245,119
		0.0%	736,846

	Certificates of Deposit Account Registry Service α
500,000	CDARS agreement with Community Bank of the Bay,
	dated 04/10/2014, matures 04/09/2015, 0.20%
	Participating depository institutions:
	Apple Bank for Savings, par 243,500;
	The Park National Bank, par 243,500;
	The PrivateBank and Trust Company, par 13,000;
	(cost $499,562)		499,562
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/16/2014, matures 10/15/2015, 0.15%
	Participating depository institutions:
	BB&T, par 241,000;
	Park Bank, par 241,000;
	United Community Bank, par 18,000;
	(cost $489,176)		489,176
500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/22/2015, matures 01/21/2016, 0.15%
	Participating depository institutions:
	Banco Popular de Puerto Rico - IBC, par 243,500;
	TriState Capital Bank, par 13,000;
	Wester Alliance Bank, par 243,500;
	(cost $483,791)		483,791
500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/05/2015, matures 02/04/2016, 0.15%
	Participating depository institutions:
	Alpine Bank, par 18,000;
	Banco Popular North America, par 241,000;
	Santander Bank, N.A., par 241,000;
	(cost $483,022)		483,022
		0.0%	1,955,551

	Community Development Loans α
100,000	Boston Community Loan Fund 1.00%, matures 04/15/2015		99,770
1,000,000	CEI Investment Notes Inc. 1.00%, matures 07/01/2015		985,041
7,500,000	MicroVest Plus, LP Note 2.25%, matures 04/15/2015		7,482,741
200,000	New Hampshire Community Loan Fund 1.00%, matures 07/15/2015		196,548
200,000	Root Capital Loan Fund 1.25%, matures 01/25/2016		190,170
100,000	Vermont Community Loan Fund 0.85%, matures 04/15/2015		99,771
		0.1%	9,054,041

	Time Deposits
901,743,252	BBH Cash Management Service
	ANZ, London 0.03%, due 04/01/2015		200,000,000
	DNB, Oslo 0.03%, due 04/01/2015		200,000,000
	JPM Chase, Nassau 0.03%, due 04/01/2015		200,000,000
	SEB, Stockholm 0.03%, due 04/01/2015		200,000,000
	STD Charter Bank, Nassau 0.03%, due 04/01/2015		101,743,252
		7.5%	901,743,252

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
80,431,885	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.01%	0.7%	80,431,885

	Total short-term securities
	(cost $993,921,575)	8.3%	993,921,575

	Total securities
	(cost $9,625,375,382)	101.0%	12,153,578,877

	Payable upon return of securities loaned	(0.7%)	(80,431,885)

	Other assets and liabilities - net	(0.3%)	(31,080,958)

	Total net assets	100.0%	12,042,066,034

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at March 31, 2015. The total value of the securities on loan at March 31, 2015 was $78,542,121.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

ADR American Depository Receipt

plc Public Limited Company

The portfolio of investments as of March 31, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Core Equity Fund

Cost of long-term investments	$8,631,533,411
Unrealized appreciation	$2,642,057,289
Unrealized depreciation	(113,933,398)

Net unrealized appreciation	$2,528,123,891

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$573,014,317	$-	$-	$573,014,317
Consumer Staples	1,907,912,516	-	-	1,907,912,516
Energy	529,183,750	-	-	529,183,750
Financials	661,145,242	-	-	661,145,242
Health Care	1,743,728,618	-	-	1,743,728,618
Industrials	1,857,637,232	-	-	1,857,637,232
Information Technology	2,718,538,426	-	-	2,718,538,426
Materials	526,006,276	-	-	526,006,276
Utilities	642,490,925	-	-	642,490,925
Short-Term Investments	982,175,137	-	11,746,438	993,921,575
Total	$12,141,832,439	$-	$11,746,438	$12,153,578,877

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2015:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2014	$11,636,635
Discounts/premiums amortization	109,803
Purchases	1,200,000
Sales	(1,200,000)
Balance as of March 31, 2015	$11,746,438

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2015	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$2,692,397	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$9,054,041	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a Fund owns 5% or more of the outstanding voting shares. During the three-month period ended March 31, 2015, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the three-month period ended March 31, 2015 is set forth below:

	January 1, 2015
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
Compass Minerals International Inc.	1,941,000	-	-	1,941,000	$180,920,610	$1,281,060
Northwest Natural Gas Co.	2,300,000	-	-	2,300,000	110,285,000	1,069,500
Questar Corp.	8,743,343	310,342	-	9,053,685	216,020,925	1,836,102
WD-40 Co.	1,220,000	-	-	1,220,000	108,018,800	463,600
Total Affiliates					$615,245,335	$4,650,262

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2015 (unaudited)

Principal Amount ($)	Commercial Mortgage-Backed Securities	Percent of Net Assets	Market Value ($)

	Commercial Mortgage-Backed Securities
986,086	DBUBS Mortgage Trust Series 2011-LC2A, Class A2, 3.39%, due 07/10/2044		1,009,597
1,500,000	FREMF Mortgage Trust Series 2013-K27, Class B, 3.50%, due 01/25/2046		1,537,667
1,000,000	JP Morgan Mortgage Trust Series 2013-C13, Class A2, 2.67%, due 01/15/2046		1,034,099
1,500,000	JP Morgan Mortgage Trust Series 2011-C4, Class A3, 4.11%, due 07/15/2046		1,607,540
1,000,000	JP Morgan Mortgage Trust Series 2011-C4, Class A4, 4.39%, due 07/15/2046		1,113,142
1,000,000	Morgan Stanley Capital Trust Series 2011-C1, Class A2, 3.88%, due 09/15/2047		1,015,087
1,000,000	UBS-Barclays Mortgage Trust Series 2012-C2, Class A3, 3.06%, due 05/10/2063		1,044,471

	Total investment in commercial mortgage-backed securities
	(cost $8,290,839)	4.3%	8,361,603

Principal Amount ($)	Convertible Bonds	Percent of Net Assets	Market Value ($)

	Biotechnology
550,000	Exelixis Inc. 4.25%, due 08/15/2019	0.2%	418,688

	Semiconductors
1,000,000	Microchip Technology Inc. 1.63%, due 02/15/2025	0.5%	1,038,125

	Total investment in convertible bonds
	(cost $1,509,191)	0.7%	1,456,813

Principal Amount ($)	Corporate Bonds	Percent of Net Assets	Market Value ($)

	Air Transportation
1,432,842	Southwest Air 07-1 Trust 6.15%, due 08/01/2022	0.8%	1,647,769

	Apparel
3,000,000	Hanesbrands Inc. 6.38%, due 12/15/2020	1.6%	3,183,750

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co. 2.30%, due 02/06/2022	1.0%	2,024,088

	Data Processing
2,000,000	Fiserv Inc. 3.13%, due 10/01/2015	1.0%	2,023,884

	Equipment Leasing
1,500,000	United Rentals North America Inc. 6.13%, due 06/15/2023	0.8%	1,588,125

	Financial Services
3,300,000	Discover Financial Services 5.20%, due 04/27/2022		3,674,451
2,000,000	Wells Fargo & Co. 4.10%, due 06/03/2026		2,110,136
		3.0%	5,784,587

	Health Care Products
1,000,000	CR Bard Inc. 4.40%, due 01/15/2021		1,098,627
2,000,000	Perrigo Finance plc 3.90%, due 12/15/2024		2,072,090
		1.7%	3,170,717

	Health Care Services
2,100,000	Cardinal Health Inc. 1.90%, due 06/15/2017	1.1%	2,127,514

	Industrial Manufacturing
4,050,000	Pentair Finance SA 3.15%, due 09/15/2022	2.0%	4,018,280

	Insurance
2,000,000	Cigna Corp. 2.75%, due 11/15/2016	1.0%	2,061,042

	Internet
3,000,000	Google Inc. 3.63%, due 05/19/2021	1.7%	3,265,620

	Medical Equipment
3,200,000	Agilent Technologies Inc. 3.20%, due 10/01/2022	1.6%	3,158,163

	Networking Products
2,000,000	Cisco Systems Inc. 5.50%, due 02/22/2016	1.1%	2,087,700

	Oil & Gas
2,570,000	Cameron International Corp. 3.60%, due 04/30/2022		2,596,512
1,000,000	Energen Corp. 4.63%, due 09/01/2021		940,855
		1.8%	3,537,367

	Pharmaceuticals
2,000,000	Gilead Sciences Inc. 3.70%, due 04/01/2024	1.1%	2,135,608

	Real Estate Investment Trusts
2,000,000	Regency Centers LP 3.75%, due 06/15/2024	1.1%	2,061,480

	Retail
3,000,000	Costco Wholesale Corp. 2.25%, due 02/15/2022		2,993,193
2,000,000	CVS Health Corp. 3.38%, due 08/12/2024		2,074,006
1,100,000	CVS Health Corp. 6.25%, due 06/01/2027		1,397,391
3,500,000	Nordstrom Inc. 4.00%, due 10/15/2021		3,800,643
2,500,000	Starbucks Corp. 3.85%, due 10/01/2023		2,729,585
		6.6%	12,994,818

	Semiconductor Capital Equipment
2,000,000	Applied Materials Inc. 2.65%, due 06/15/2016		2,041,992
1,000,000	Applied Materials Inc. 4.30%, due 06/15/2021		1,092,701
		1.6%	3,134,693

	Services
2,500,000	Ecolab Inc. 4.35%, due 12/08/2021	1.4%	2,754,775

	Software
2,000,000	Intuit Inc. 5.75%, due 03/15/2017	1.1%	2,166,898

	Telecommunications Equipment
2,000,000	Corning Inc. 3.70%, due 11/15/2023		2,128,836
3,000,000	Juniper Networks Inc. 4.50%, due 03/15/2024		3,086,919
3,500,000	Motorola Solutions Inc. 3.75%, due 05/15/2022		3,582,418
		4.5%	8,798,173

	Transportation
3,000,000	Burlington Northern Santa Fe Corp. 3.85%, due 09/01/2023		3,237,468
3,000,000	FedEx Corp. 2.70%, due 04/15/2023		2,961,705
		3.1%	6,199,173

	Waste Management
2,000,000	Waste Management Inc. 4.75%, due 06/30/2020		2,232,406
2,000,000	Waste Management Inc. 3.50%, due 05/15/2024		2,082,160
		2.2%	4,314,566

	Total investment in corporate bonds
	(cost $82,353,300)	42.9%	84,238,790

Principal Amount ($)	Federal Agency Mortgage-Backed Securities	Percent of Net Assets	Market Value ($)

	Federal Agency Mortgage-Backed Securities
746,485	Fannie Mae Pool 931739 4.00%, due 08/01/2024		791,128
807,528	Fannie Mae Pool AD5108 3.50%, due 12/01/2025		858,193
721,534	Fannie Mae Pool AH0973 4.00%, due 12/01/2025		767,229
1,514,455	Fannie Mae Pool AV0971 3.50%, due 08/01/2026		1,608,419
1,012,275	Fannie Mae Pool AX1326 3.50%, due 09/01/2029		1,076,113
935,137	Fannie Mae Pool MA0695 4.00%, due 04/01/2031		1,009,322
785,946	Fannie Mae Pool MA0844 4.50%, due 08/01/2031		861,899
907,960	Fannie Mae Pool MA1607 3.00%, due 10/01/2033		941,245
1,409,837	Fannie Mae Pool 926115 4.50%, due 04/01/2039		1,539,788
940,060	Fannie Mae Pool 931065 4.50%, due 05/01/2039		1,035,534
1,284,994	Fannie Mae Pool AD4296 5.00%, due 04/01/2040		1,438,647
963,416	Fannie Mae Pool AL0215 4.50%, due 04/01/2041		1,055,813
1,636,040	Fannie Mae Pool AL0393 4.50%, due 06/01/2041		1,808,489
1,264,002	Fannie Mae Pool AI8483 4.50%, due 07/01/2041		1,392,801
785,174	Fannie Mae Pool AJ4994 4.50%, due 11/01/2041		860,238
965,717	Fannie Mae Pool AK3103 4.00%, due 02/01/2042		1,041,626
1,400,815	Fannie Mae Pool AQ2925 3.50%, due 01/01/2043		1,474,142
1,051,792	Fannie Mae Pool AS1130 4.50%, due 11/01/2043		1,146,980
1,311,284	Fannie Mae Pool AS1587 4.50%, due 01/01/2044		1,430,665
945,193	FHLMC Multifamily Structured Pass Through Certificates K-029, Class A1, 2.84%, due 10/25/2022		987,790
805,297	Freddie Mac Pool E02746 3.50%, due 11/01/2025		856,094
710,882	Freddie Mac Pool G14820 3.50%, due 12/01/2026		755,573
824,016	Freddie Mac Pool G14809 3.00%, due 07/01/2028		865,892
892,956	Freddie Mac Pool G30672 3.50%, due 07/01/2033		942,278
1,731,830	Freddie Mac Pool C91754 4.50%, due 02/01/2034		1,899,960
941,973	Freddie Mac Pool C91762 4.50%, due 04/01/2034		1,035,292
923,974	Freddie Mac Pool G05514 5.00%, due 06/01/2039		1,033,613
1,716,576	Freddie Mac Pool A90225 4.00%, due 12/01/2039		1,838,848
1,836,457	Freddie Mac Pool A93451 4.50%, due 08/01/2040		2,012,986
810,019	Freddie Mac Pool G07426 4.00%, due 06/01/2043		869,226

	Total investment in federal agency mortgage-backed securities
	(cost $34,677,823)	17.9%	35,235,823

Principal Amount ($)	Supranational Bonds	Percent of Net Assets	Market Value ($)

	Supranational Bonds
2,000,000	European Bank for Reconstruction & Development 1.63%, due 04/10/2018		2,022,000
5,000,000	International Finance Corp. 0.50%, due 05/16/2016		5,005,210
2,000,000	International Finance Corp. 1.50%, due 02/15/2025		1,976,494

	Total investment in supranational bonds
	(cost $9,016,205)	4.6%	9,003,704

Principal Amount ($)	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value ($)

	U.S. Government Treasury Bonds
3,000,000	U.S. Treasury 2.50%, due 04/30/2015		3,005,625
3,000,000	U.S. Treasury 2.13%, due 05/31/2015		3,009,375
6,000,000	U.S. Treasury 1.88%, due 06/30/2015		6,025,782
4,000,000	U.S. Treasury 0.38%, due 11/15/2015		4,004,064
2,000,000	U.S. Treasury 1.75%, due 05/31/2016		2,032,500
2,000,000	U.S. Treasury 1.50%, due 07/31/2016		2,029,218
3,000,000	U.S. Treasury 0.50%, due 09/30/2016		3,003,048
4,000,000	U.S. Treasury 1.75%, due 05/15/2022		4,010,936
2,500,000	U.S. Treasury 2.00%, due 02/15/2023		2,540,625
2,000,000	U.S. Treasury 1.75%, due 05/15/2023		1,989,218
4,000,000	U.S. Treasury 2.50%, due 08/15/2023		4,209,688
4,000,000	U.S. Treasury 2.75%, due 11/15/2023		4,289,376
4,000,000	U.S. Treasury 2.75%, due 02/15/2024		4,286,876
4,000,000	U.S. Treasury 2.50%, due 05/15/2024		4,201,876
2,000,000	U.S. Treasury 2.25%, due 11/15/2024		2,056,094
1,115,740	U.S. Treasury (TIPS) 1.75%, due 01/15/2028		1,305,852

	Total investment in U.S. government treasury bonds
	(cost $50,822,283)	26.5%	52,000,153

	Total investment in long-term securities
	(cost $186,669,641)	96.9%	190,296,886

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Community Development Loans α
2,500,000	MicroVest Plus, LP Note 2.25%, matures 10/15/2015	1.3%	2,419,041

	Time Deposits
3,386,186	BBH Cash Management Service
	BTMU, Grand Cayman 0.03%, due 04/01/2015	1.7%	3,386,186

	Total short-term securities
	(cost $5,805,227)	3.0%	5,805,227

	Total securities
	(cost $192,474,868)	99.9%	196,102,113

	Other assets and liabilities - net	0.1%	205,073

	Total net assets	100.0%	196,307,186

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

TIPS	Treasury Inflation Protected Security

plc	Public Limited Company

The portfolio of investments as of March 31, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed Income Fund

Cost of long-term investments	$186,669,641
Unrealized appreciation	$3,981,845
Unrealized depreciation	(354,600)

Net unrealized appreciation	$3,627,245

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$8,361,603	$-	$8,361,603
Convertible Bonds	-	1,456,813	-	1,456,813
Corporate Bonds	-	84,238,790	-	84,238,790
Federal Agency Mortgage-Backed Securities	-	35,235,823	-	35,235,823
Supranational Bonds	-	9,003,704	-	9,003,704
U.S. Government Treasury Bonds	-	52,000,153	-	52,000,153
Short-Term Investments	3,386,186	-	2,419,041	5,805,227
Total	$3,386,186	$190,296,886	$2,419,041	$196,102,113

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2015:

Community Development Loans
Balance as of December 31, 2014	$2,382,055
Discounts/premiums amortization	36,986
Purchases	-
Sales	-
Balance as of March 31, 2015	$2,419,041

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2015	Valuation Technique	Unobservable Input	(Weighted Average)

Community Development Loans	$2,419,041	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 6, 2015

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 6, 2015